Share Based Payment - Additional Information (Details) SFr / shares in Units, SFr in Thousands		12 Months Ended
		Dec. 31, 2024 CHF (SFr) SFr / shares shares	Dec. 31, 2024 CHF (SFr) $ / shares SFr / shares	Dec. 31, 2023 CHF (SFr) SFr / shares shares	Dec. 31, 2023 CHF (SFr) $ / shares	Dec. 31, 2022 CHF (SFr) SFr / shares	Dec. 31, 2022 CHF (SFr) $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Reserve for share-based payment | SFr		SFr 16,062	SFr 16,062	SFr 6,379	SFr 6,379	SFr 2,800	SFr 2,800
Weighted average grant date fair value per share | (per share)	[1]	SFr 10.24	SFr 11.63	SFr 7.46	SFr 8.3	SFr 3.41	SFr 3.57
Exercise price | SFr / shares		SFr 0.01
Weighted average remaining contractual life of options outstanding		8 years		8 years
Expense from sharebased payment transactions attributable to modification recognized | SFr		SFr 1,000
Options Granted
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average grant date fair value per share | (per share)		SFr 7.8	SFr 8.85	SFr 5.24	5.83	SFr 1.66	SFr 1.74
SARs
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average grant date fair value per share | (per share)				SFr 5.24	SFr 5.83
Weighted average remaining contractual life of SARs outstanding		8 years		8 years
Restricted Stock Awards
Disclosure of range of exercise prices of outstanding share options [line items]
Expenses for share based payments | SFr		SFr 0		SFr 0		SFr 0
2023 Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Restricted stock awards | shares		0		0
Bottom of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period		1 year
Exercise prices of the outstanding options | SFr / shares		SFr 1.77	SFr 1.77
Top of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period		4 years
Exercise prices of the outstanding options | SFr / shares		SFr 16.18	SFr 16.18

[1]	Following the NASDAQ U.S. listing in 2023, the equity award exercise price is now denominated in USD and the applicable risk-free interest rate has been adjusted accordingly.